Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

12. Accrued Expenses and Other Current Liabilities

	As of December 31,
	2013	2014
	$	$
Accrued advertising expense	15,062,381	30,101,200
Accrued shipping and handling expenses	54,614,837	92,487,255
Accrued payroll	21,224,480	52,720,736
Social benefit provision	2,954,756	4,417,250
Deposits from delivery service providers	10,311,553	12,175,914
Other tax payable	5,018,107	17,206,359
Income tax payable	15,341,849	16,502,287
VAT tax payable	24,073,083	55,724,881
Accrued rental expenses	3,557,804	6,258,045
Accrued administrative expenses	8,679,322	5,222,956
Amounts received on behalf of third-party merchants (Note)	34,720,189	72,023,368
Interest payable	—	2,803,975
Others	769,158	9,617,104

Total	196,327,519	377,261,330

Note:	Amounts relate to the cash collected on behalf of third-party merchants which the Company provides platform access for sales of their products.